Investment Risks	Aug. 28, 2026
Hotchkis & Wiley Large Cap Disciplined Value Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment.
Hotchkis & Wiley Large Cap Disciplined Value Fund | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Hotchkis & Wiley Large Cap Disciplined Value Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally or particular industries represented by those markets, including poor management on the part of the stock's issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence).

Hotchkis & Wiley Large Cap Disciplined Value Fund | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

The Fund may also invest in the securities of mid-cap companies. Investment in mid-cap companies may involve more risk than investing in larger, more established companies. Mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a mid-cap company may lose substantial value. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Hotchkis & Wiley Large Cap Disciplined Value Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmarks. The Advisor does not seek to replicate the performance of any index.

Hotchkis & Wiley Large Cap Disciplined Value Fund | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financials sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financials sector companies held by the Fund.

Hotchkis & Wiley Large Cap Disciplined Value Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Hotchkis & Wiley Large Cap Disciplined Value Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Hotchkis & Wiley Large Cap Disciplined Value Fund | ADR And GDR Risk Member
Prospectus [Line Items]
Risk [Text Block]
ADR and GDR Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Hotchkis & Wiley Large Cap Disciplined Value Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Hotchkis & Wiley Large Cap Disciplined Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Hotchkis & Wiley Large Cap Fundamental Value Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment.
Hotchkis & Wiley Large Cap Fundamental Value Fund | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Hotchkis & Wiley Large Cap Fundamental Value Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally or particular industries represented by those markets, including poor management on the part of the stock's issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence).

Hotchkis & Wiley Large Cap Fundamental Value Fund | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

The Fund may also invest in the securities of mid-cap companies. Investment in mid-cap companies may involve more risk than investing in larger, more established companies. Mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a mid-cap company may lose substantial value. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Hotchkis & Wiley Large Cap Fundamental Value Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmarks The Advisor does not seek to replicate the performance of any index.

Hotchkis & Wiley Large Cap Fundamental Value Fund | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financials sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financials sector companies held by the Fund.

Hotchkis & Wiley Large Cap Fundamental Value Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Hotchkis & Wiley Large Cap Fundamental Value Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Hotchkis & Wiley Large Cap Fundamental Value Fund | ADR And GDR Risk Member
Prospectus [Line Items]
Risk [Text Block]
ADR and GDR Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Hotchkis & Wiley Large Cap Fundamental Value Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Hotchkis & Wiley Large Cap Fundamental Value Fund | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the information technology sector. Factors such as failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Hotchkis & Wiley Large Cap Fundamental Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Hotchkis & Wiley Mid-Cap Value Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment.
Hotchkis & Wiley Mid-Cap Value Fund | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Hotchkis & Wiley Mid-Cap Value Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally or particular industries represented by those markets, including poor management on the part of the stock's issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence).

Hotchkis & Wiley Mid-Cap Value Fund | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Hotchkis & Wiley Mid-Cap Value Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmarks. The Advisor does not seek to replicate the performance of any index.

Hotchkis & Wiley Mid-Cap Value Fund | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financials sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financials sector companies held by the Fund.

Hotchkis & Wiley Mid-Cap Value Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Hotchkis & Wiley Mid-Cap Value Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Hotchkis & Wiley Mid-Cap Value Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Hotchkis & Wiley Mid-Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Hotchkis & Wiley Small Cap Value Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment.

Hotchkis & Wiley Small Cap Value Fund | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Hotchkis & Wiley Small Cap Value Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally or particular industries represented by those markets, including poor management on the part of the stock's issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence).

Hotchkis & Wiley Small Cap Value Fund | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Hotchkis & Wiley Small Cap Value Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark. The Advisor does not seek to replicate the performance of any index.

Hotchkis & Wiley Small Cap Value Fund | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financials sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financials sector companies held by the Fund.

Hotchkis & Wiley Small Cap Value Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Hotchkis & Wiley Small Cap Value Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Hotchkis & Wiley Small Cap Value Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Hotchkis & Wiley Small Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Hotchkis & Wiley Small Cap Diversified Value Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment.
Hotchkis & Wiley Small Cap Diversified Value Fund | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Hotchkis & Wiley Small Cap Diversified Value Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally or particular industries represented by those markets, including poor management on the part of the stock's issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence).

Hotchkis & Wiley Small Cap Diversified Value Fund | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Hotchkis & Wiley Small Cap Diversified Value Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark. The Advisor does not seek to replicate the performance of any index.

Hotchkis & Wiley Small Cap Diversified Value Fund | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financials sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financials sector companies held by the Fund.

Hotchkis & Wiley Small Cap Diversified Value Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Hotchkis & Wiley Small Cap Diversified Value Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Hotchkis & Wiley Small Cap Diversified Value Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Hotchkis & Wiley Small Cap Diversified Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Hotchkis & Wiley Global Value Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment.
Hotchkis & Wiley Global Value Fund | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Hotchkis & Wiley Global Value Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally or particular industries represented by those markets, including poor management on the part of the stock's issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence).

Hotchkis & Wiley Global Value Fund | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies. Investments in small and mid-cap companies may involve more risk than investing in larger more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Hotchkis & Wiley Global Value Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark. The Advisor does not seek to replicate the performance of any index.

Hotchkis & Wiley Global Value Fund | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financials sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financials sector companies held by the Fund.

Hotchkis & Wiley Global Value Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Hotchkis & Wiley Global Value Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund invests in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Hotchkis & Wiley Global Value Fund | ADR And GDR Risk Member
Prospectus [Line Items]
Risk [Text Block]
ADR and GDR Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Hotchkis & Wiley Global Value Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Hotchkis & Wiley Global Value Fund | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the information technology sector. Factors such as failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Hotchkis & Wiley Global Value Fund | European Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]
European Investments Risk. Exposure to investments in European countries may expose the Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries.

Hotchkis & Wiley Global Value Fund | Emerging Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Risk. Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging markets could result in loss to the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, when investing in emerging market countries, there may be differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

Hotchkis & Wiley Global Value Fund | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Hotchkis & Wiley Global Value Fund | Foreign Currency Exchange Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Exchange Contracts Risk. A foreign currency exchange contract involves the Fund’s purchase or sale of a specific currency on a spot basis or at a future date at a price set at the time of the contract. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.
Hotchkis & Wiley Global Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Hotchkis and Wiley International Value Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment.
Hotchkis and Wiley International Value Fund | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Hotchkis and Wiley International Value Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally or particular industries represented by those markets, including poor management on the part of the stock's issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence).

Hotchkis and Wiley International Value Fund | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies. Investments in small and mid-cap companies may involve more risk than investing in larger more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Hotchkis and Wiley International Value Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark. The Advisor does not seek to replicate the performance of any index.

Hotchkis and Wiley International Value Fund | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financials sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financials sector companies held by the Fund.

Hotchkis and Wiley International Value Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Hotchkis and Wiley International Value Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund invests in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Hotchkis and Wiley International Value Fund | ADR And GDR Risk Member
Prospectus [Line Items]
Risk [Text Block]
ADR and GDR Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Hotchkis and Wiley International Value Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Hotchkis and Wiley International Value Fund | European Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]
European Investments Risk. Exposure to investments in European countries may expose the Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries.

Hotchkis and Wiley International Value Fund | Emerging Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Risk. Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging markets could result in loss to the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, when investing in emerging market countries, there may be differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

Hotchkis and Wiley International Value Fund | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Hotchkis and Wiley International Value Fund | Foreign Currency Exchange Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exchange Contracts Risk. A foreign currency exchange contract involves the Fund’s purchase or sale of a specific currency on a spot basis or at a future date at a price set at the time of the contract. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Hotchkis and Wiley International Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
IHotchkis and Wiley International Small Cap Diversified Value Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment.
IHotchkis and Wiley International Small Cap Diversified Value Fund | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund’s performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

IHotchkis and Wiley International Small Cap Diversified Value Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally or particular industries represented by those markets, including poor management on the part of the stock's issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence).

IHotchkis and Wiley International Small Cap Diversified Value Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark. The Advisor does not seek to replicate the performance of any index.
IHotchkis and Wiley International Small Cap Diversified Value Fund | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financials sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financials sector companies held by the Fund.

IHotchkis and Wiley International Small Cap Diversified Value Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

IHotchkis and Wiley International Small Cap Diversified Value Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

IHotchkis and Wiley International Small Cap Diversified Value Fund | ADR And GDR Risk Member
Prospectus [Line Items]
Risk [Text Block]
ADR and GDR Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

IHotchkis and Wiley International Small Cap Diversified Value Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

IHotchkis and Wiley International Small Cap Diversified Value Fund | European Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]	European Investments Risk. Exposure to investments in European countries may expose the Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries.
IHotchkis and Wiley International Small Cap Diversified Value Fund | Emerging Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Risk. Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging markets could result in loss to the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, when investing in emerging market countries, there may be differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

IHotchkis and Wiley International Small Cap Diversified Value Fund | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

IHotchkis and Wiley International Small Cap Diversified Value Fund | Foreign Currency Exchange Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exchange Contracts Risk. A foreign currency exchange contract involves the Fund’s purchase or sale of a specific currency on a spot basis or at a future date at a price set at the time of the contract. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

IHotchkis and Wiley International Small Cap Diversified Value Fund | Small And Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small and Mid-Cap Companies Risk. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may have less access to capital markets during times of market distress.
IHotchkis and Wiley International Small Cap Diversified Value Fund | Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industrials Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the industrials sector. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

IHotchkis and Wiley International Small Cap Diversified Value Fund | Japan Risk Member
Prospectus [Line Items]
Risk [Text Block]
Japan Risk. Investments in securities of Japanese issuers involve risks associated with economic, political, regulatory, and market developments in Japan. Japan's economy is highly dependent on international trade and global supply chains and may be adversely affected by trade disputes, tariffs, sanctions, changes in international trade policies, geopolitical tensions, and economic conditions in key trading partners. Economic growth may be affected by factors including demographic trends such as an aging population and declining birth rates, labor market constraints, periods of low inflation or inflationary pressures, changes in consumer spending, and government fiscal and monetary policies.

Japan's financial markets may be affected by changes in interest rates, public debt levels, currency exchange rates, and actions taken by the Bank of Japan or other governmental authorities. The value of investments denominated in Japanese yen may fluctuate significantly relative to the U.S. dollar and other currencies. Political developments, regional security concerns, strained international relations, or disruptions affecting major industries may adversely impact Japanese issuers and financial markets.

In addition, Japan is particularly vulnerable to natural disasters and other catastrophic events, including earthquakes, tsunamis, volcanic eruptions, typhoons, flooding, and other severe weather events, which could disrupt economic activity, damage infrastructure, impair business operations, and negatively affect the value of the Fund's investments.

IHotchkis and Wiley International Small Cap Diversified Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Hotchkis & Wiley Opportunities Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment.
Hotchkis & Wiley Opportunities Fund | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Hotchkis & Wiley Opportunities Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally or particular industries represented by those markets, including poor management on the part of the stock's issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence).

Hotchkis & Wiley Opportunities Fund | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Hotchkis & Wiley Opportunities Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark. The Advisor does not seek to replicate the performance of any index.
Hotchkis & Wiley Opportunities Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Hotchkis & Wiley Opportunities Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Hotchkis & Wiley Opportunities Fund | ADR And GDR Risk Member
Prospectus [Line Items]
Risk [Text Block]
ADR and GDR Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Hotchkis & Wiley Opportunities Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Hotchkis & Wiley Opportunities Fund | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the information technology sector. Factors such as failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Hotchkis & Wiley Opportunities Fund | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Hotchkis & Wiley Opportunities Fund | Foreign Currency Exchange Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exchange Contracts Risk. A foreign currency exchange contract involves the Fund’s purchase or sale of a specific currency on a spot basis or at a future date at a price set at the time of the contract. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Hotchkis & Wiley Opportunities Fund | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk. Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Fixed income securities are also subject to interest rate risk, income risk, and call risk.

Hotchkis & Wiley Opportunities Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of increases in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Hotchkis & Wiley Opportunities Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]
Income Risk. The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates. If the Fund’s income is reduced, distributions by the Fund to shareholders may be less.

Hotchkis & Wiley Opportunities Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
Hotchkis & Wiley Opportunities Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities Risk. Convertible securities are generally preferred stocks and other securities, including fixed income securities, which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. A convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security’s underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. In the event of a liquidation of the underlying company, holders of convertible securities may be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

Hotchkis & Wiley Opportunities Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. To the extent that a security is difficult to sell (whether because of a lack of an active market or because of unusual market conditions), the Fund may either be forced to accept a lower price for it or may have to continue to hold the security. Either outcome could adversely affect Fund performance. In addition, the Fund may be unable to meet redemption requests in extreme conditions and may be unable to achieve its desired level of exposure to a certain asset class or sector. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk.

Hotchkis & Wiley Opportunities Fund | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Hotchkis & Wiley Opportunities Fund | High Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Risk. The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit, call and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities of similar maturity. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Hotchkis & Wiley Opportunities Fund | Credit Ratings And Unrated Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Credit Ratings and Unrated Securities Risks. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund may purchase unrated securities (which are not rated by a rating agency and may be less liquid) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Hotchkis & Wiley Opportunities Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. A derivative is a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund’s use of derivative instruments (such as futures, swaps and structured securities) involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. In addition, the Fund’s use of derivatives may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction.

Hotchkis & Wiley Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Hotchkis & Wiley Opportunities Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is non-diversified under federal securities laws, meaning the Fund can invest a greater portion of its assets in the securities of any one issuer than can a diversified fund. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. The Fund’s share values could fluctuate more than those of funds holding more securities in their portfolios.

Hotchkis & Wiley High Yield Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment.
Hotchkis & Wiley High Yield Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark. The Advisor does not seek to replicate the performance of any index.

Hotchkis & Wiley High Yield Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Hotchkis & Wiley High Yield Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Hotchkis & Wiley High Yield Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Hotchkis & Wiley High Yield Fund | Emerging Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Risk. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging markets could result in loss to the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, when investing in emerging market countries, there may be differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

Hotchkis & Wiley High Yield Fund | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Hotchkis & Wiley High Yield Fund | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk. Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Fixed income securities are also subject to interest rate risk, income risk, and call risk.

Hotchkis & Wiley High Yield Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of increases in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Hotchkis & Wiley High Yield Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]
Income Risk. The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates. If the Fund’s income is reduced, distributions by the Fund to shareholders may be less.

Hotchkis & Wiley High Yield Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
Hotchkis & Wiley High Yield Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. To the extent that a security is difficult to sell (whether because of a lack of an active market or because of unusual market conditions), the Fund may either be forced to accept a lower price for it or may have to continue to hold the security. Either outcome could adversely affect Fund performance. In addition, the Fund may be unable to meet redemption requests in extreme conditions and may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s investments include foreign (non-U.S.) securities, Rule 144A Securities and Regulation S Securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk. Rule 144A Securities and Regulation S Securities may be freely traded among certain qualified institutional investors, such as the Fund. However, their resale in the U.S. is permitted only in limited circumstances.
Hotchkis & Wiley High Yield Fund | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Hotchkis & Wiley High Yield Fund | High Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Risk. The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit, call and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities of similar maturity. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Hotchkis & Wiley High Yield Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. A derivative is a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund’s use of derivative instruments (such as futures, swaps and structured securities) involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. In addition, the Fund’s use of derivatives may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction.

Hotchkis & Wiley High Yield Fund | Mortgage-Related And Other Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. Asset-backed securities are subject to risks similar to those associated with mortgage-related securities.

Hotchkis & Wiley High Yield Fund | Credit Ratings And Unrated Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Credit Ratings and Unrated Securities Risk. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund may purchase unrated securities (which are not rated by a rating agency and may be less liquid) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Hotchkis & Wiley High Yield Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Hotchkis & Wiley SMID Cap Diversified Value Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value (“NAV”), the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

Hotchkis & Wiley SMID Cap Diversified Value Fund | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor, the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Hotchkis & Wiley SMID Cap Diversified Value Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally or particular industries represented by those markets, including poor management on the part of the stock's issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence).

Hotchkis & Wiley SMID Cap Diversified Value Fund | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Hotchkis & Wiley SMID Cap Diversified Value Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark. The Advisor does not seek to replicate the performance of any index.

Hotchkis & Wiley SMID Cap Diversified Value Fund | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financials sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a significant negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financials sector companies held by the Fund.

Hotchkis & Wiley SMID Cap Diversified Value Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Hotchkis & Wiley SMID Cap Diversified Value Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than the fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Hotchkis & Wiley SMID Cap Diversified Value Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Hotchkis & Wiley SMID Cap Diversified Value Fund | ETF Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the following special risks, including:
•Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
•Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on The Nasdaq Stock Market, LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.
•Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.
◦In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.
◦The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.
◦When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.
◦In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

Hotchkis & Wiley SMID Cap Diversified Value Fund | Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. As a result, investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Hotchkis & Wiley SMID Cap Diversified Value Fund | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Hotchkis & Wiley SMID Cap Diversified Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any ETF, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
HW Opportunities MP Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment.
HW Opportunities MP Fund | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund’s performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

HW Opportunities MP Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally or particular industries represented by those markets, including poor management on the part of the stock's issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence).

HW Opportunities MP Fund | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

HW Opportunities MP Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark. The Advisor does not seek to replicate the performance of any index.

HW Opportunities MP Fund | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. As of the date of this Prospectus, the Fund intends to invest a significant portion of its assets in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financials sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financials sector companies held by the Fund.

HW Opportunities MP Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

HW Opportunities MP Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargos, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income gain received on these securities.

HW Opportunities MP Fund | ADR And GDR Risk Member
Prospectus [Line Items]
Risk [Text Block]
ADR and GDR Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

HW Opportunities MP Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

HW Opportunities MP Fund | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

HW Opportunities MP Fund | Foreign Currency Exchange Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exchange Contracts Risk. A foreign currency exchange contract involves the Fund’s purchase or sale of a specific currency on a spot basis or at a future date at a price set at the time of the contract. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

HW Opportunities MP Fund | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk. Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Fixed income securities are also subject to interest rate risk, income risk, and call risk.

HW Opportunities MP Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of increases in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

HW Opportunities MP Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]
Income Risk. The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates. If the income is reduced, distributions by the Fund to shareholders may be less.

HW Opportunities MP Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

HW Opportunities MP Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities Risk. Convertible securities are generally preferred stocks and other securities, including fixed income securities, which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. A convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security’s underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. In the event of a liquidation of the underlying company, holders of convertible securities may be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

HW Opportunities MP Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. To the extent that a security is difficult to sell (whether because of a lack of an active market or because of unusual market conditions), the Fund may either be forced to accept a lower price for it or may have to continue to hold the security. Either outcome could adversely affect Fund performance. In addition, the Fund may be unable to meet redemption requests in extreme conditions and may be unable to achieve its desired level of exposure to a certain asset class or sector. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk.

HW Opportunities MP Fund | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

HW Opportunities MP Fund | High Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Risk. The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit, call and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities of similar maturity. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

HW Opportunities MP Fund | Credit Ratings And Unrated Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Credit Ratings and Unrated Securities Risks. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund may purchase unrated securities (which are not rated by a rating agency and may be less liquid) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

HW Opportunities MP Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. A derivative is a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund’s use of derivative instruments (such as futures, options and swaps securities) involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. In addition, the Fund’s use of derivatives may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction.

HW Opportunities MP Fund | Materials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Materials Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the materials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The materials sector can be significantly affected by, among other things, the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.
HW Opportunities MP Fund | Portfolio Turnover Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Rate Risk. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by the Fund. In addition, the Fund may realize significant short-term and long-term capital gains if portfolio turnover rate is high, which will result in taxable distributions to investors that may be greater than those made by other funds with lower portfolio turnover rates.

HW Opportunities MP Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
HW Opportunities MP Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
HW Opportunities MP Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is non-diversified under federal securities laws, meaning the Fund can invest a greater portion of its assets in the securities of any one issuer than can a diversified fund. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. The Fund’s share values could fluctuate more than those of funds holding more securities in their portfolios.

ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value (“NAV”), the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor, the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets or particular industries represented by those markets, including poor management on the part of the stock’s issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence).

ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmarks. The Advisor does not seek to replicate the performance of any index.

ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financials sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financials sector companies held by the Fund.

ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund | ETF Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Structure Risk. The ETF Class shares of the Fund are structured as an ETF and as a result are subject to the following special risks, including:

•Not Individually Redeemable. ETF Class shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough ETF Class shares to constitute a Creation Unit.
•Trading Issues. An active trading market for the ETF Class shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in the ETF Class shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in ETF Class shares on the Nasdaq Stock Market LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares inadvisable, such as extraordinary market volatility. There can be no assurance that ETF Class shares will continue to meet the listing requirements of the Exchange. If the ETF Class shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.
•Market Price Variance Risk. The market prices of ETF Class shares will fluctuate in response to changes in NAV and supply and demand for ETF Class Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF Class shares may trade at a discount to NAV.
•In times of market stress, market makers may step away from their role market making in the shares of ETFs and in executing trades, which can lead to differences between the market value of shares and an ETF’s NAV.
•The market price of the ETF Class shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for ETF Class shares than an ETF’s NAV, which is reflected in the bid and ask price for ETF Class shares or in the closing price.
•When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the ETF Class shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the ETF Class shares and an ETF’s NAV.
•In stressed market conditions, the market for the ETF Class shares may become less liquid in response to the deteriorating liquidity of an ETF's portfolio. This adverse effect on the liquidity of the shares may, in turn, lead to differences between the market value of the ETF's Class shares and an ETF's NAV.

ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund | Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, ETF Class shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of ETF Class shares will approximate the Fund’s NAV, there may be times when the market price of ETF Class shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of ETF Class shares or during periods of market volatility. As a result, investors may pay significantly more or significantly less for ETF Class shares than the Fund’s NAV, which is reflected in the bid and ask price for ETF Class shares or in the closing price. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for ETF Class shares in the secondary market, in which case such premiums or discounts may be significant.

ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund | Multi-Class ETF Fund Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
Multi-Class ETF Fund Structure Risk. Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange privileges, how shares are purchased and redeemed, the timing of dividend declarations and payments, and the timing and ability to automatically reinvest dividends. In addition, because all of the classes of a Multi-Class ETF Fund are based on the same Fund, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of ETF Class shares of a Multi-Class ETF Fund (i.e., as opposed to shareholders of a standalone ETF) have the potential to experience greater portfolio transaction costs and taxable capital gains distributions as a result of purchases and redemptions by shareholders of mutual fund classes of the Fund, as well as costs due to cash drag associated with the Fund holding the cash necessary to satisfy redemptions of the mutual fund classes shares, which could negatively impact the ETF Class shares’ performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund might benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.

ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any ETF, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
ETF Class Shares | Hotchkis & Wiley Global Value Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value (“NAV”), the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

ETF Class Shares | Hotchkis & Wiley Global Value Fund | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

ETF Class Shares | Hotchkis & Wiley Global Value Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer equity securities markets generally or particular industries represented by those markets, including poor management on the part of the stock’s issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence.

ETF Class Shares | Hotchkis & Wiley Global Value Fund | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies. Investments in small and mid-cap companies may involve more risk than investing in larger more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

ETF Class Shares | Hotchkis & Wiley Global Value Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark. The Advisor does not seek to replicate the performance of any index.

ETF Class Shares | Hotchkis & Wiley Global Value Fund | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financials sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financials sector companies held by the Fund.

ETF Class Shares | Hotchkis & Wiley Global Value Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

ETF Class Shares | Hotchkis & Wiley Global Value Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund invests in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the
Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

ETF Class Shares | Hotchkis & Wiley Global Value Fund | ADR And GDR Risk Member
Prospectus [Line Items]
Risk [Text Block]
ADR and GDR Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

ETF Class Shares | Hotchkis & Wiley Global Value Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

ETF Class Shares | Hotchkis & Wiley Global Value Fund | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the information technology sector. Factors such as failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

ETF Class Shares | Hotchkis & Wiley Global Value Fund | European Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]
European Investments Risk. Exposure to investments in European countries may expose the Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries.

ETF Class Shares | Hotchkis & Wiley Global Value Fund | Emerging Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Risk. Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging markets could result in loss to the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, when investing in emerging market countries, there may be differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

ETF Class Shares | Hotchkis & Wiley Global Value Fund | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

ETF Class Shares | Hotchkis & Wiley Global Value Fund | Foreign Currency Exchange Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exchange Contracts Risk. A foreign currency exchange contract involves the Fund’s purchase or sale of a specific currency on a spot basis or at a future date at a price set at the time of the contract. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.
ETF Class Shares | Hotchkis & Wiley Global Value Fund | ETF Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Structure Risk. The ETF Class shares of the Fund are structured as an ETF and as a result are subject to the following special risks, including:
•Not Individually Redeemable. ETF Class shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough ETF Class shares to constitute a Creation Unit.
•Trading Issues. An active trading market for the ETF Class shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in the ETF Class shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in ETF Class shares on the Nasdaq Stock Market LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares inadvisable, such as extraordinary market volatility. There can be no assurance that ETF Class shares will continue to meet the listing requirements of the Exchange. If the ETF Class shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.
•Market Price Variance Risk. The market prices of ETF Class shares will fluctuate in response to changes in NAV and supply and demand for ETF Class shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF Class shares may trade at a discount to NAV.
•In times of market stress, market makers may step away from their role market making in the shares of ETFs and in executing trades, which can lead to differences between the market value of shares and an ETF’s NAV.
•The market price of the ETF Class shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for ETF Class shares than an ETF’s NAV, which is reflected in the bid and ask price for ETF Class shares or in the closing price.
•When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the ETF Class shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the ETF Class shares and an ETF’s NAV.
•In stressed market conditions, the market for the ETF Class shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the ETF Class shares may, in turn, lead to differences between the market value of the ETF Class shares and an ETF’s NAV.

ETF Class Shares | Hotchkis & Wiley Global Value Fund | Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, ETF Class shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of ETF Class shares will approximate the Fund’s NAV, there may be times when the market price of ETF Class shares is more than the NAV intra-day
(premium) or less than the NAV intra-day (discount) due to supply and demand of ETF Class shares or during periods of market volatility. As a result, investors may pay significantly more or significantly less for ETF Class shares than the Fund’s NAV, which is reflected in the bid and ask price for ETF Class shares or in the closing price. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for ETF Class shares in the secondary market, in which case such premiums or discounts may be significant.

ETF Class Shares | Hotchkis & Wiley Global Value Fund | Multi-Class ETF Fund Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
Multi-Class ETF Fund Structure Risk. Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange privileges, how shares are purchased and redeemed, the timing of dividend declarations and payments, and the timing and ability to automatically reinvest dividends. In addition, because all of the classes of a Multi-Class ETF Fund are based on the same Fund, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of ETF Class shares of a Multi-Class ETF Fund (i.e., as opposed to shareholders of a standalone ETF) have the potential to experience greater portfolio transaction costs and taxable capital gains distributions as a result of purchases and redemptions by shareholders of mutual fund classes of the Fund, as well as costs due to cash drag associated with the Fund holding the cash necessary to satisfy redemptions of the mutual fund classes shares, which could negatively impact the ETF Class shares’ performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund might benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.

ETF Class Shares | Hotchkis & Wiley Global Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any ETF, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
ETF Class Shares | Hotchkis and Wiley International Value Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value (“NAV”), the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

ETF Class Shares | Hotchkis and Wiley International Value Fund | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

ETF Class Shares | Hotchkis and Wiley International Value Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer equity securities markets generally or particular industries represented by those markets, including poor management on the part of the stock’s issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence).

ETF Class Shares | Hotchkis and Wiley International Value Fund | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies. Investments in small and mid-cap companies may involve more risk than investing in larger more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

ETF Class Shares | Hotchkis and Wiley International Value Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark. The Advisor does not seek to replicate the performance of any index.

ETF Class Shares | Hotchkis and Wiley International Value Fund | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financials sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financials sector companies held by the Fund.

ETF Class Shares | Hotchkis and Wiley International Value Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

ETF Class Shares | Hotchkis and Wiley International Value Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund invests in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

ETF Class Shares | Hotchkis and Wiley International Value Fund | ADR And GDR Risk Member
Prospectus [Line Items]
Risk [Text Block]
ADR and GDR Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

ETF Class Shares | Hotchkis and Wiley International Value Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

ETF Class Shares | Hotchkis and Wiley International Value Fund | European Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]
European Investments Risk. Exposure to investments in European countries may expose the Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries.

ETF Class Shares | Hotchkis and Wiley International Value Fund | Emerging Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Risk. Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging markets could result in loss to the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, when investing in emerging market countries, there may be differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

ETF Class Shares | Hotchkis and Wiley International Value Fund | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

ETF Class Shares | Hotchkis and Wiley International Value Fund | Foreign Currency Exchange Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exchange Contracts Risk. A foreign currency exchange contract involves the Fund’s purchase or sale of a specific currency on a spot basis or at a future date at a price set at the time of the contract. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

ETF Class Shares | Hotchkis and Wiley International Value Fund | ETF Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Structure Risk. The ETF Class shares of the Fund are structured as an ETF and as a result are subject to the following special risks, including:
•Not Individually Redeemable. ETF Class shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough ETF Class shares to constitute a Creation Unit.
•Trading Issues. An active trading market for the ETF Class shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in the ETF Class shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in ETF Class shares on the Nasdaq Stock Market LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares inadvisable, such as extraordinary market volatility. There can be no assurance that ETF Class shares will continue to meet the listing requirements of the Exchange. If the ETF Class shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.
•Market Price Variance Risk. The market prices of ETF Class shares will fluctuate in response to changes in NAV and supply and demand for ETF Class shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF Class shares may trade at a discount to NAV.
•In times of market stress, market makers may step away from their role market making in the shares of ETFs and in executing trades, which can lead to differences between the market value of shares and an ETF’s NAV.
•The market price of the ETF Class shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for ETF Class shares than an ETF’s NAV, which is reflected in the bid and ask price for ETF Class shares or in the closing price.
•When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the ETF Class shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the ETF Class shares and an ETF’s NAV.
•In stressed market conditions, the market for the ETF Class shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the ETF Class shares may, in turn, lead to differences between the market value of the ETF Class shares and an ETF’s NAV.

ETF Class Shares | Hotchkis and Wiley International Value Fund | Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, ETF Class shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of ETF Class shares will approximate the Fund’s NAV, there may be times when the market price of ETF Class shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of ETF Class shares or during periods of market volatility. As a result, investors may pay significantly more or significantly less for ETF Class shares than the Fund’s NAV, which is reflected in the bid and ask price for ETF Class shares or in the closing price. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for ETF Class shares in the secondary market, in which case such premiums or discounts may be significant.

ETF Class Shares | Hotchkis and Wiley International Value Fund | Multi-Class ETF Fund Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
Multi-Class ETF Fund Structure Risk. Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange privileges, how shares are purchased and redeemed, the timing of dividend declarations and payments, and the timing and ability to automatically reinvest dividends. In addition, because all of the classes of a Multi-Class ETF Fund are based on the same Fund, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of ETF Class shares of a Multi-Class ETF Fund (i.e., as opposed to shareholders of a standalone ETF) have the potential to experience greater portfolio transaction costs and taxable capital gains distributions as a result of purchases and redemptions by shareholders of mutual fund classes of the Fund, as well as costs due to cash drag associated with the Fund holding the cash necessary to satisfy redemptions of the mutual fund classes shares, which could negatively impact the ETF Class shares’ performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund might benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.

ETF Class Shares | Hotchkis and Wiley International Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any ETF, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value (“NAV”), the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund’s performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally or particular industries represented by those markets, including poor management on the part of the stock’s issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence).

ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark. The Advisor does not seek to replicate the performance of any index.
ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financials sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financials sector companies held by the Fund.

ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the
Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | ADR And GDR Risk Member
Prospectus [Line Items]
Risk [Text Block]
ADR and GDR Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders
(e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | European Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]	European Investments Risk. Exposure to investments in European countries may expose the Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries.
ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Emerging Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Risk. Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging markets could result in loss to the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, when investing in emerging market countries, there may be differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Foreign Currency Exchange Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exchange Contracts Risk. A foreign currency exchange contract involves the Fund’s purchase or sale of a specific currency on a spot basis or at a future date at a price set at the time of the contract. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Small And Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Mid-Cap Companies Risk. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may have less access to capital markets during times of market distress.
ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industrials Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the industrials sector. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Japan Risk Member
Prospectus [Line Items]
Risk [Text Block]
Japan Risk. Investments in securities of Japanese issuers involve risks associated with economic, political, regulatory, and market developments in Japan. Japan's economy is highly dependent on international trade and global supply chains and may be adversely affected by trade disputes, tariffs, sanctions, changes in international trade policies, geopolitical tensions, and economic conditions in key trading partners. Economic growth may be affected by factors including demographic trends such as an aging population and declining birth rates, labor market constraints, periods of low inflation or inflationary pressures, changes in consumer spending, and government fiscal and monetary policies.

Japan's financial markets may be affected by changes in interest rates, public debt levels, currency exchange rates, and actions taken by the Bank of Japan or other governmental authorities. The value of investments denominated in Japanese yen may fluctuate significantly relative to the U.S. dollar and other currencies. Political developments, regional security concerns, strained international relations, or disruptions affecting major industries may adversely impact Japanese issuers and financial markets.

In addition, Japan is particularly vulnerable to natural disasters and other catastrophic events, including earthquakes, tsunamis, volcanic eruptions, typhoons, flooding, and other severe weather events, which could disrupt economic activity, damage infrastructure, impair business operations, and negatively affect the value of the Fund's investments.

ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | ETF Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Structure Risk. The ETF Class shares of the Fund are structured as an ETF and as a result are subject to the following special risks, including:
•Not Individually Redeemable. ETF Class shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough ETF Class shares to constitute a Creation Unit.
•Trading Issues. An active trading market for the ETF Class shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in the ETF Class shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in ETF Class shares on the Nasdaq Stock Market LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares inadvisable, such as extraordinary market volatility. There can be no assurance that ETF Class shares will continue to meet the listing requirements of the Exchange. If the ETF Class shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.
•Market Price Variance Risk. The market prices of ETF Class shares will fluctuate in response to changes in NAV and supply and demand for ETF Class shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF Class shares may trade at a discount to NAV.
•In times of market stress, market makers may step away from their role market making in the shares of ETFs and in executing trades, which can lead to differences between the market value of shares and an ETF’s NAV.
•The market price of the ETF Class shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for ETF Class shares than an ETF’s NAV, which is reflected in the bid and ask price for ETF Class shares or in the closing price.
•When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the ETF Class shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the ETF Class shares and an ETF’s NAV.
•In stressed market conditions, the market for the ETF Class shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the ETF Class shares may, in turn, lead to differences between the market value of the ETF Class shares and an ETF’s NAV.

ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, ETF Class shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of ETF Class shares will approximate the Fund’s NAV, there may be times when the market price of ETF Class shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of ETF Class shares or during periods of market volatility. As a result, investors may pay significantly more or significantly less for ETF Class shares than the Fund’s NAV, which is reflected in the bid and ask price for ETF Class shares or in the closing price. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for ETF Class shares in the secondary market, in which case such premiums or discounts may be significant.

ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Multi-Class ETF Fund Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
Multi-Class ETF Fund Structure Risk. Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange privileges, how shares are purchased and redeemed, the timing of dividend declarations and payments, and the timing and ability to automatically reinvest dividends. In addition, because all of the classes of a Multi-Class ETF Fund are based on the same Fund, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of ETF Class shares of a Multi-Class ETF Fund (i.e., as opposed to shareholders of a standalone ETF) have the potential to experience greater portfolio transaction costs and taxable capital gains distributions as a result of purchases and redemptions by shareholders of mutual fund classes of the Fund, as well as costs due to cash drag associated with the Fund holding the cash necessary to satisfy redemptions of the mutual fund classes shares, which could negatively impact the ETF Class shares’ performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund might benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.

ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any ETF, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value (“NAV”), the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally or particular industries represented by those markets, including poor management on the part of the stock’s issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence).

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark. The Advisor does not seek to replicate the performance of any index.
ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | ADR And GDR Risk Member
Prospectus [Line Items]
Risk [Text Block]
ADR and GDR Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the information technology sector. Factors such as failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Foreign Currency Exchange Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exchange Contracts Risk. A foreign currency exchange contract involves the Fund’s purchase or sale of a specific currency on a spot basis or at a future date at a price set at the time of the contract. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk. Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Fixed income securities are also subject to interest rate risk, income risk, and call risk.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of increases in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]
Income Risk. The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates. If the Fund’s income is reduced, distributions by the Fund to shareholders may be less.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities Risk. Convertible securities are generally preferred stocks and other securities, including fixed income securities, which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. A convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security’s underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. In the event of a liquidation of the underlying company, holders of convertible securities may be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. To the extent that a security is difficult to sell (whether because of a lack of an active market or because of unusual market conditions), the Fund may either be forced to accept a lower price for it or may have to continue to hold the security. Either outcome could adversely affect Fund performance. In addition, the Fund may be unable to meet redemption requests in extreme conditions and may be unable to achieve its desired level of exposure to a certain asset class or sector. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | High Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Risk. The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit, call and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities of similar maturity. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Credit Ratings And Unrated Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Credit Ratings and Unrated Securities Risks. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund may purchase unrated securities (which are not rated by a rating agency and may be less liquid) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. A derivative is a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund’s use of derivative instruments (such as futures, swaps and structured securities) involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. In addition, the Fund’s use of derivatives may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | ETF Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Structure Risk. The ETF Class shares of the Fund are structured as an ETF and as a result are subject to the following special risks, including:
•Not Individually Redeemable. ETF Class shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
•Trading Issues. An active trading market for the ETF Class shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in the ETF Class shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in ETF Class shares on the Nasdaq Stock Market LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares inadvisable, such as extraordinary market volatility. There can be no assurance that ETF Class shares will continue to meet the listing requirements of the Exchange. If the ETF Class shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.
•Market Price Variance Risk. The market prices of ETF Class shares will fluctuate in response to changes in NAV and supply and demand for ETF Class shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF Class shares may trade at a discount to NAV.
•In times of market stress, market makers may step away from their role market making in the shares of ETFs and in executing trades, which can lead to differences between the market value of shares and an ETF’s NAV.
•The market price of the ETF Class shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for ETF Class shares than an ETF’s NAV, which is reflected in the bid and ask price for ETF Class shares or in the closing price.
•When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the ETF Class shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the ETF Class shares and an ETF’s NAV.
•In stressed market conditions, the market for the ETF Class shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the ETF Class shares may, in turn, lead to differences between the market value of the ETF Class shares and an ETF’s NAV.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, ETF Class shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of ETF Class shares will approximate the Fund’s NAV, there may be times when the market price of ETF Class shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of ETF Class shares or during periods of market volatility. As a result, investors may pay significantly more or significantly less for ETF Class shares than the Fund’s NAV, which is reflected in the bid and ask price for ETF Class shares or in the closing price. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for ETF Class shares in the secondary market, in which case such premiums or discounts may be significant.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Multi-Class ETF Fund Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
Multi-Class ETF Fund Structure Risk. Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange privileges, how shares are purchased and redeemed, the timing of dividend declarations and payments, and the timing and ability to automatically reinvest dividends. In addition, because all of the classes of a Multi-Class ETF Fund are based on the same Fund, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of ETF Class shares of a Multi-Class ETF Fund (i.e., as opposed to shareholders of a standalone ETF) have the potential to experience greater portfolio transaction costs and taxable capital gains distributions as a result of purchases and redemptions by shareholders of mutual fund classes of the Fund, as well as costs due to cash drag associated with the Fund holding the cash necessary to satisfy redemptions of the mutual fund classes shares, which could negatively impact the ETF Class shares’ performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund might benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.

ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any ETF, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is non-diversified under federal securities laws, meaning the Fund can invest a greater portion of its assets in the securities of any one issuer than can a diversified fund. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. The Fund’s share values could fluctuate more than those of funds holding more securities in their portfolios.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general domestic or foreign economic, political or financial market conditions, rates of economic growth and employment, trade and monetary policy, interest rates, inflation, and currency rates. Natural disasters, public health emergencies (including pandemics and epidemics), global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Any of such factors could have a materially negative impact on the value of the Fund’s shares or the liquidity of an investment and may result in increased market volatility. Financial markets also may be adversely affected by concerns regarding government debt levels, fiscal deficits, sovereign borrowing needs, and the sustainability of fiscal policies, which may contribute to increased interest rates, market volatility, reduced liquidity, or changes in investor sentiment. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value (“NAV”), the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is subject to active management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark. The Advisor does not seek to replicate the performance of any index.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Foreign (Non-U.S.) Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country. Foreign securities can be less liquid and more difficult to value than other securities.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Emerging Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Risk. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging markets could result in loss to the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, when investing in emerging market countries, there may be differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk. Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Fixed income securities are also subject to interest rate risk, income risk, and call risk.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of increases in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]
Income Risk. The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates. If the Fund’s income is reduced, distributions by the Fund to shareholders may be less.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
ETF Class Shares | Hotchkis & Wiley High Yield Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. To the extent that a security is difficult to sell (whether because of a lack of an active market or because of unusual market conditions), the Fund may either be forced to accept a lower price for it or may have to continue to hold the security. Either outcome could adversely affect Fund performance. In addition, the Fund may be unable to meet redemption requests in extreme conditions and may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s investments include foreign (non-U.S.) securities, Rule 144A Securities and Regulation S Securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk. Rule 144A Securities and Regulation S Securities may be freely traded among certain qualified institutional investors, such as the Fund. However, their resale in the U.S. is permitted only in limited circumstances.
ETF Class Shares | Hotchkis & Wiley High Yield Fund | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | High Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Risk. The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit, call and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities of similar maturity. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. A derivative is a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund’s use of derivative instruments (such as futures, swaps and structured securities) involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. In addition, the Fund’s use of derivatives may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Mortgage-Related And Other Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-
related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. Asset-backed securities are subject to risks similar to those associated with mortgage-related securities.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Credit Ratings And Unrated Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Credit Ratings and Unrated Securities Risk. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund may purchase unrated securities (which are not rated by a rating agency and may be less liquid) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | ETF Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Structure Risk. The ETF Class shares of the Fund are structured as an ETF and as a result are subject to the following special risks, including:
•Not Individually Redeemable. ETF Class shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough ETF Class shares to constitute a Creation Unit.
•Trading Issues. An active trading market for the ETF Class shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in the ETF Class shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in ETF Class shares on the Nasdaq Stock Market LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares inadvisable, such as extraordinary market volatility. There can be no assurance that ETF Class shares will continue to meet the listing requirements of the Exchange. If the ETF Class shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.
•Market Price Variance Risk. The market prices of ETF Class shares will fluctuate in response to changes in NAV and supply and demand for ETF Class shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF Class shares may trade at a discount to NAV.
•In times of market stress, market makers may step away from their role market making in the shares of ETFs and in executing trades, which can lead to differences between the market value of shares and an ETF’s NAV.
•The market price of the ETF Class shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for ETF Class shares than an ETF’s NAV, which is reflected in the bid and ask price for ETF Class shares or in the closing price.
•When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the ETF Class shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the ETF Class shares and an ETF’s NAV.
•In stressed market conditions, the market for the ETF Class shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the ETF Class shares may, in turn, lead to differences between the market value of the ETF Class shares and an ETF’s NAV.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, ETF Class shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of ETF Class shares will approximate the Fund’s NAV, there may be times when the market price of ETF Class shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of ETF Class shares or during periods of market volatility. As a result, investors may pay significantly more or significantly less for ETF Class shares than the Fund’s NAV, which is reflected in the bid and ask price for ETF Class shares or in the closing price. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for ETF Class shares in the secondary market, in which case such premiums or discounts may be significant.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Multi-Class ETF Fund Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
Multi-Class ETF Fund Structure Risk. Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange privileges, how shares are purchased and redeemed, the timing of dividend declarations and payments, and the timing and ability to automatically reinvest dividends. In addition, because all of the classes of a Multi-Class ETF Fund are based on the same Fund, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of ETF Class shares of a Multi-Class ETF Fund (i.e., as opposed to shareholders of a standalone ETF) have the potential to experience greater portfolio transaction costs and taxable capital gains distributions as a result of purchases and redemptions by shareholders of mutual fund classes of the Fund, as well as costs due to cash drag associated with the Fund holding the cash necessary to satisfy redemptions of the mutual fund classes shares, which could negatively impact the ETF Class shares’ performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund might benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.

ETF Class Shares | Hotchkis & Wiley High Yield Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any ETF, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.